Preference Shares - Additional Information (Detail) - MAVEN TOPCO LIMITED [Member] - USD ($) $ / shares in Units, $ in Millions	4 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Sep. 07, 2018
Preferred stock, shares issued		218,561,319	218,561,319
Preferred stock, shares outstanding		218,561,319	218,561,319
Dividend rate, preferred stock		10.00%
Dividends, preferred stock	$ 8.8	$ 31.9	$ 28.3
Apax Investment [Member]
Preferred stock, shares issued				213,657,244
Preferred stock, par value				$ 0.0001
Other Investors [Member]
Preferred stock, shares issued		0	4,904,075
Preferred stock, par value				$ 1.29
Preferred stock shares subscribed		0	4,904,075